Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	$ 589	$ 572
Effect of movements in foreign exchange	(61)	14
Provisions made	218	163
Provisions used	(117)	(119)
Provisions reversed	(69)	(42)
Other movements	18	1
Ending balance	576	589
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	69	51
Effect of movements in foreign exchange	(3)	1
Provisions made	51	31
Provisions used	(54)	(14)
Provisions reversed	(2)	0
Other movements	0	0
Ending balance	62	69
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	475	436
Effect of movements in foreign exchange	(58)	16
Provisions made	158	132
Provisions used	(63)	(86)
Provisions reversed	(68)	(42)
Other movements	27	20
Ending balance	472	475
Other [Member]
Disclosure of other provisions [line items]
Beginning balance	44	85
Effect of movements in foreign exchange	0	(3)
Provisions made	9	0
Provisions used	(1)	(19)
Provisions reversed	0	0
Other movements	(9)	(19)
Ending balance	$ 43	$ 44